N-2	6 Months Ended
Dec. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001798618
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Dynamic Income Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview

PIMCO Dynamic Income Opportunities Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»	Exposure to corporate credit, notably bank loans and high yield, contributed to absolute performance, as the asset classes posted positive returns.

»	Security selection within residential mortgage credit contributed to performance, as select securities posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. The costs of leverage generally will reduce returns to the extent they exceed the rate of return on the additional investments purchased with such leverage.

»	Security selection within commercial mortgage credit detracted from performance, as select securities posted negative returns.

»	Holdings related to emerging market special situation investments detracted from absolute performance, as select securities posted negative returns.

Share Price	$ 12.24
NAV Per Share	$ 12.42
Latest Premium (Discount) to NAV [Percent]	(1.45%)
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	112,658